LONG-TERM DEBT AND CREDIT FACILITIES - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
LONG-TERM DEBT AND CREDIT FACILITIES
Liabilities arising from financing activities at beginning of period	$ 1,766.4	$ 1,756.6
Changes from financing cash flows
Debt issued	80.0	494.7
Debt repayments	(80.0)	(500.0)
Interest paid	(57.9)	(62.9)
Other changes
Interest expense	72.1	86.5
Capitalized interest	41.5	25.1
Capitalized interest paid	(38.2)	(18.0)
Other cash changes	(9.9)	(12.0)
Other non cash changes	(5.7)	(3.6)
Liabilities arising from financing activities at end of period	1,768.3	1,766.4
Long-term debt
LONG-TERM DEBT AND CREDIT FACILITIES
Liabilities arising from financing activities at beginning of period	1,732.6	1,733.2
Changes from financing cash flows
Debt issued	80.0	494.7
Debt repayments	(80.0)	(500.0)
Other changes
Other non cash changes	2.4	4.7
Liabilities arising from financing activities at end of period	1,735.0	1,732.6
Accrued interest payable
LONG-TERM DEBT AND CREDIT FACILITIES
Liabilities arising from financing activities at beginning of period	33.8	23.4
Changes from financing cash flows
Interest paid	(57.9)	(62.9)
Other changes
Interest expense	72.1	86.5
Capitalized interest	41.5	25.1
Capitalized interest paid	(38.2)	(18.0)
Other cash changes	(9.9)	(12.0)
Other non cash changes	(8.1)	(8.3)
Liabilities arising from financing activities at end of period	$ 33.3	$ 33.8